Selected Quarterly Financial Data (unaudited) - Schedule of Quarterly Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Selected Quarterly Financial Information [Abstract]
Net loss	$ (241,317)	$ (226,790)